Investment in Associates - Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Income (loss) in associate	$ 10,529	$ 15,245
Maverix Metals Inc. [member]
Disclosure of associates [line items]
Balance of investment, beginning of period	84,319	69,116
Disposal of investment in associate	(23,467)	0
Adjustment for change in ownership interest	1,489	(42)
Dividends	(1,310)	0
Dilution gains	9,160	13,480
Income (loss) in associate	1,369	1,765
Balance of investment, end of period	$ 71,560	$ 84,319